UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21474

               OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
             ------------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
         --------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
           -----------------------------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JULY 31

           Date of reporting period: FEBRUARY 25, 2004 - JULY 31, 2004

ITEM 1.  REPORTS TO STOCKHOLDERS.

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMER FUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL PERIOD ENDED JULY 31, 2004.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. Limited Term California Municipal Fund was created to provide a specific balance between risk and return for California investors. Since volatility is significantly related to maturity, the Fund seeks to maintain lower volatility than the average long-term municipal fund by managing to an average effective maturity of five years or less. Furthermore, by investing in a broad spectrum of issues, callable bonds, premium coupon bonds, and select unrated bonds (to a prospectus limit not to exceed 5%), we seek to provide investors with a yield that is competitive with longer-term California municipal bond funds.

      Since the Fund's inception on February 25, 2004, we have focused on creating a portfolio that emphasizes the pursuit of current income. With this goal of high current yields in mind, we rarely invest in general obligation bonds and, instead, use our extensive credit research capabilities to select undervalued, lesser-known, overlooked and/or misunderstood tax-exempt bonds. Our 5% allotment to below investment grade issues has typically garnered us more yield than comparable issues without an appreciable increase to portfolio risk.

      We relied heavily on our many years of experience in the California market to purchase more than 170 different securities. We invested in such varied sectors as master settlement agreement (MSA) bonds, hospitals and healthcare issues, and special assessment/special tax issues. Of these, the Fund's largest allocation at July 31 was MSA bonds (21.6% of total investments).

      MSA bonds are BBB-rated bonds backed by a state's (or territory's) share of the national settlement agreement with major tobacco manufacturers. Referred to as tobacco bonds, MSA bonds provided greater yields than other BBB bonds and so play an important role in generating strong current income. Their prices in the past year have been volatile as investors repeatedly responded to news of ongoing litigation in the tobacco industry, and this volatility detracted slightly from the Fund's total return. That volatility notwithstanding, we intend to maintain approximately one-quarter of the Fund's assets in this high-yielding sector. We believe the price volatility of MSA securities will abate as investors come to understand them better and the supply dissipates (there has been no new issuance in California since mid-2003).

      In many cases, we moved to acquire premium-coupon callable issues. These bonds, which can be found in many sectors across the entire credit spectrum, help to maximize yield, limit risk and maintain our average effective maturity of less than five years (4.3


             9 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

years as of July 31, 2004). Premium callable bonds are issues that have passed their call dates but have not yet been retired. Because they could be retired at any time, the market treats these bonds like very short-term investments, and their prices fluctuate less than longer-term bonds when interest rates move. This effect, in essence, a reduced sensitivity to interest rates, was a definite advantage between March and June. During that span, in anticipation of interest-rate increases by the Federal Reserve, municipal yields increased and prices declined, particularly at the longer-maturity end of the spectrum.

      The Fund attempts to pay dividends on Class A shares at a constant level. However there is no assurance it will be able to do so, and the dividend may be changed at any time without prior notice to shareholders. This practice did not affect the Fund's investment strategies or per share net asset values, or cause it to pay any distributions of capital.


             10 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES
--------------------------------------------------------------------------------

TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS IN A HYPOTHETICAL INVESTMENT FOR THE PERIODS SHOWN. THE FUND'S TOTAL RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF INCOME TAXES ON AN INDIVIDUAL'S INVESTMENT. TAXES MAY REDUCE YOUR ACTUAL INVESTMENT RETURNS ON ANY GAINS YOU MAY REALIZE IF YOU SELL YOUR SHARES.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

THE FUND'S INVESTMENT STRATEGY AND FOCUS CAN CHANGE OVER TIME. THE MENTION OF SPECIFIC FUND HOLDINGS DOES NOT CONSTITUTE A RECOMMENDATION BY OPPENHEIMERFUNDS, INC.

CLASS A shares of the Fund were first publicly offered on 2/25/04. The average annual total returns are shown net of the applicable 3.50% maximum initial sales charge.

CLASS B shares of the Fund were first publicly offered on 2/25/04. The average annual total returns are shown net of the applicable contingent deferred sales charge of 4% (1-year) and 1% (5-year). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 2/25/04. The average annual total returns are shown net of the applicable 1% contingent deferred sales charge for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


             11 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples for Actual Expenses are based on an investment of $1,000.00 invested at the beginning of the period, February 25, 2004 (commencement of operations) and held for the period ended July 31, 2004.

The Hypothetical Examples for Comparison Purposes are based on an investment of $1,000.00 invested on February 1, 2004 and held for the six months ended July 31, 2004.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


             12 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                             BEGINNING       ENDING
                             ACCOUNT         ACCOUNT         EXPENSES PAID
                             VALUE           VALUE           DURING THE PERIOD
                             (2/25/04)       (7/31/04)       ENDED 7/31/04 1,2
--------------------------------------------------------------------------------
Class A Actual               $1,000.00       $1,002.10       $3.28
--------------------------------------------------------------------------------
Class A Hypothetical          1,000.00        1,021.08        3.82
--------------------------------------------------------------------------------
Class B Actual                1,000.00        1,016.00        6.74
--------------------------------------------------------------------------------
Class B Hypothetical          1,000.00        1,017.16        7.77
--------------------------------------------------------------------------------
Class C Actual                1,000.00          998.40        6.69
--------------------------------------------------------------------------------
Class C Hypothetical          1,000.00        1,017.16        7.77

Hypothetical assumes 5% annual return before expenses.

1. Actual expenses paid are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 158/366 [to reflect the period from February 25, 2004 (commencement of operations) to July 31, 2004].

2. Hypothetical expenses paid are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 [to reflect the one-half year period). Those expense ratios for the period from February 25, 2004 (commencement of operations) to July 31, 2004 are as follows:

CLASS    EXPENSE RATIOS
-----------------------
Class A       0.76%
-----------------------
Class B       1.55
-----------------------
Class C       1.55

The expense ratios reflect voluntary reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such reimbursements.

--------------------------------------------------------------------------------


             13 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  July 31, 2004
--------------------------------------------------------------------------------

                                                                                    EFFECTIVE
 PRINCIPAL                                                                          MATURITY*          VALUE
    AMOUNT                                                COUPON        MATURITY  (UNAUDITED)     SEE NOTE 1
------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--125.7%
------------------------------------------------------------------------------------------------------------
CALIFORNIA--118.1%
$    5,000   ABAG Finance Authority for NonProfit
             Corporations (Civic Center Drive
             Apartments)                                   5.875%     03/01/2032   09/01/2009 1   $    5,157
------------------------------------------------------------------------------------------------------------
     5,000   ABAG Finance Authority for NonProfit
             Corporations COP                              5.600      11/01/2023   11/01/2005 1        5,039
------------------------------------------------------------------------------------------------------------
   250,000   ABAG Finance Authority for NonProfit
             Corporations COP (Lytton Gardens)             6.000      02/15/2019   02/15/2008 1      267,005
------------------------------------------------------------------------------------------------------------
   150,000   ABAG Finance Authority for NonProfit
             Corporations, Series A                        0.000 4    04/20/2019   04/20/2012 1       63,788
------------------------------------------------------------------------------------------------------------
    25,000   Adelanto Improvement Agency, Series B         5.500      12/01/2023   12/01/2004 1       25,500
------------------------------------------------------------------------------------------------------------
    75,000   Adelanto Public Financing Authority,          7.250      09/15/2015   09/15/2004 1       75,074
             Series B
------------------------------------------------------------------------------------------------------------
    35,000   Berkeley Unified School District GO           6.150      08/01/2012   08/01/2004 1       35,832
------------------------------------------------------------------------------------------------------------
   400,000   CA CDA (East Valley Tourist)                 11.000      10/01/2020   03/01/2007 2      400,208
------------------------------------------------------------------------------------------------------------
    10,000   CA County Tobacco Securitization Agency
             (TASC)                                        5.750      06/01/2030   06/04/2012 3        8,468
------------------------------------------------------------------------------------------------------------
   100,000   CA County Tobacco Securitization Agency
             (TASC)                                        5.875      06/01/2043   09/01/2019 3       78,695
------------------------------------------------------------------------------------------------------------
    25,000   CA Department of Veterans Affairs
             Home Purchase                                 5.100      12/01/2019   06/01/2005 1       25,100
------------------------------------------------------------------------------------------------------------
    60,000   CA Department of Veterans Affairs
             Home Purchase                                 5.500      12/01/2019   01/09/2012 1       62,505
------------------------------------------------------------------------------------------------------------
   100,000   CA Department of Water Resources
             (Center Valley)                               5.250      07/01/2022   01/01/2005 1      100,165
------------------------------------------------------------------------------------------------------------
    25,000   CA Department of Water Resources
             (Center Valley)                               5.400      07/01/2012   01/01/2005 1       25,079
------------------------------------------------------------------------------------------------------------
    10,000   CA Educational Facilities Authority
             (Cedars-Sinai Medical Center)                 6.125      12/01/2019   12/01/2009 1       10,804
------------------------------------------------------------------------------------------------------------
    30,000   CA Educational Facilities Authority
             (College of Osteopathic Medicine)             5.750      06/01/2018   06/01/2005 1       31,486
------------------------------------------------------------------------------------------------------------
    90,000   CA Educational Facilities Authority
             (University of Redlands)                      6.000      10/01/2025   10/01/2005 1       95,438
------------------------------------------------------------------------------------------------------------
    60,000   CA GO                                         5.100      03/01/2010   09/02/2004 1       60,167
------------------------------------------------------------------------------------------------------------
    90,000   CA GO                                         5.125      10/01/2017   10/01/2004 1       91,294
------------------------------------------------------------------------------------------------------------
    50,000   CA GO                                         5.150      10/01/2019   10/01/2005 1       50,722
------------------------------------------------------------------------------------------------------------
    25,000   CA GO                                         5.250      04/01/2018   10/01/2004 1       25,053
------------------------------------------------------------------------------------------------------------
    10,000   CA GO                                         5.250      04/01/2019   10/01/2004 1       10,021
------------------------------------------------------------------------------------------------------------
    55,000   CA GO                                         5.500      04/01/2019   10/01/2004 1       55,849
------------------------------------------------------------------------------------------------------------
     5,000   CA GO                                         5.500      03/01/2020   09/01/2004 1        5,119
------------------------------------------------------------------------------------------------------------
    40,000   CA GO                                         5.500      03/01/2020   09/01/2004 1       40,899
------------------------------------------------------------------------------------------------------------
   130,000   CA GO                                         5.500      10/01/2022   10/01/2004 1      130,659
------------------------------------------------------------------------------------------------------------
    35,000   CA GO                                         5.750      11/01/2017   11/01/2004 1       35,313
------------------------------------------------------------------------------------------------------------
    10,000   CA GO                                         6.000      10/01/2021   10/01/2004 1       10,065
------------------------------------------------------------------------------------------------------------
    10,000   CA GO                                         6.800      11/01/2008   11/01/2004 1       10,328
------------------------------------------------------------------------------------------------------------


             14 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

                                                                                    EFFECTIVE
 PRINCIPAL                                                                          MATURITY*          VALUE
    AMOUNT                                                COUPON        MATURITY  (UNAUDITED)     SEE NOTE 1
------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$  125,000   CA Golden State Tobacco Securitization
             Corp.                                         5.500%     06/01/2019   06/01/2007 1   $  127,701
------------------------------------------------------------------------------------------------------------
   200,000   CA Golden State Tobacco Securitization
             Corp.                                         5.750      06/01/2021   06/01/2008 1      206,748
------------------------------------------------------------------------------------------------------------
 3,000,000   CA Golden State Tobacco Securitization
             Corp.                                         6.250      06/01/2033   09/11/2012 3    2,720,700
------------------------------------------------------------------------------------------------------------
   150,000   CA Golden State Tobacco Securitization
             Corp.                                         7.800      06/01/2042   06/01/2013 1      152,411
------------------------------------------------------------------------------------------------------------
   710,000   CA Golden State Tobacco Securitization
             Corp.                                         7.900      06/01/2042   06/01/2013 1      725,932
------------------------------------------------------------------------------------------------------------
   535,000   CA Golden State Tobacco Securitization
             Corp. (TASC)                                  7.875      06/01/2042   06/01/2013 1      546,149
------------------------------------------------------------------------------------------------------------
   135,000   CA Golden State Tobacco Securitization
             Corp. (TASC)                                  7.875      06/01/2042   06/01/2013 1      137,813
------------------------------------------------------------------------------------------------------------
    20,000   CA Health Facilities Financing Authority
             (Catholic Healthcare West), Series A          6.000      07/01/2025   07/01/2008 1       21,512
------------------------------------------------------------------------------------------------------------
    25,000   CA Health Facilities Financing Authority
             (Community Program)                           7.200      01/01/2012   08/01/2004 1       25,380
------------------------------------------------------------------------------------------------------------
   500,000   CA Health Facilities Financing Authority
             (Scripps Research Institute), Series A        6.300      07/01/2009   01/01/2005 1      511,840
------------------------------------------------------------------------------------------------------------
    30,000   CA Health Facilities Financing Authority
             (Small Facilities Loan), Series A             6.700      03/01/2011   09/01/2004 1       30,068
------------------------------------------------------------------------------------------------------------
    50,000   CA HFA (Home Mtg.), Series B                  5.150      02/01/2018   02/01/2010 1       51,527
------------------------------------------------------------------------------------------------------------
    30,000   CA HFA (Multifamily Hsg.)                     5.450      08/01/2028   08/01/2010 1       30,539
------------------------------------------------------------------------------------------------------------
    10,000   CA HFA (Multifamily Hsg.)                     5.950      08/01/2028   02/01/2009 1       10,257
------------------------------------------------------------------------------------------------------------
    55,000   CA HFA (Multifamily Hsg.)                     6.050      08/01/2038   02/01/2009 1       56,445
------------------------------------------------------------------------------------------------------------
    25,000   CA HFA (Multifamily Hsg.)                     6.300      08/01/2026   02/01/2008 1       25,758
------------------------------------------------------------------------------------------------------------
    15,000   CA HFA (Single Family Mtg.), Series A         5.300      08/01/2018   02/01/2010 1       15,519
------------------------------------------------------------------------------------------------------------
    10,000   CA HFA (Single Family Mtg.), Series B         6.200      08/01/2014   10/01/2007 1       10,080
------------------------------------------------------------------------------------------------------------
     5,000   CA HFA (Single Family Mtg.), Series D-2       5.550      02/01/2022   02/01/2009 1        5,133
------------------------------------------------------------------------------------------------------------
     5,000   CA HFA, Series B-1                            5.200      08/01/2011   08/01/2009 1        5,135
------------------------------------------------------------------------------------------------------------
    55,000   CA HFA, Series F                              6.100      08/01/2015   08/01/2007 1       56,358
------------------------------------------------------------------------------------------------------------
    15,000   CA Loan Purchasing Finance Authority          5.600      10/01/2014   10/01/2004 1       15,193
------------------------------------------------------------------------------------------------------------
    30,000   CA Pollution Control Financing Authority
             (Sacramento Biosolids Facility)               5.300      12/01/2017   06/24/2016 3       30,564
------------------------------------------------------------------------------------------------------------
   130,000   CA Pollution Control Financing Authority
             (San Diego Gas & Electric Company)            5.850      06/01/2021   06/01/2005 1      131,639
------------------------------------------------------------------------------------------------------------
    20,000   CA Pollution Control Financing Authority
             (Southern California Edison Company)          5.550      09/01/2031   09/01/2011 1       20,488
------------------------------------------------------------------------------------------------------------
   100,000   CA Pollution Control Financing Authority
             (Southern California Edison Company)          6.000      07/01/2027   07/01/2005 1      100,282
------------------------------------------------------------------------------------------------------------
   375,000   CA Pollution Control Financing Authority
             (Southern California Edison Company)          6.400      12/01/2024   12/01/2004 1      377,873


             15 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                    EFFECTIVE
 PRINCIPAL                                                                          MATURITY*          VALUE
    AMOUNT                                                COUPON        MATURITY  (UNAUDITED)     SEE NOTE 1
------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$  200,000   CA Pollution Control Financing Authority
             (Southern California Edison Company)          6.400%     12/01/2024   12/01/2004 1   $  203,820
------------------------------------------------------------------------------------------------------------
    20,000   CA Pollution Control Financing Authority
             (Southern California Water Company)           5.500      12/01/2026   12/01/2005 1       20,439
------------------------------------------------------------------------------------------------------------
    25,000   CA Public Works
             (Department of Corrections)                   5.250      01/01/2021   01/01/2006 1       25,790
------------------------------------------------------------------------------------------------------------
    10,000   CA Public Works
             (Department of Corrections)                   5.500      06/01/2019   06/01/2006 1       10,227
------------------------------------------------------------------------------------------------------------
   200,000   CA Public Works
             (Department of Corrections)                   5.500      06/01/2019   12/01/2004 1      204,542
------------------------------------------------------------------------------------------------------------
    25,000   CA Public Works
             (Department of Food & Agriculture)            5.400      06/01/2013   06/01/2005 1       25,317
------------------------------------------------------------------------------------------------------------
    20,000   CA Public Works
             (Department of Justice Building)              5.625      05/01/2020   12/01/2004 1       20,672
------------------------------------------------------------------------------------------------------------
    15,000   CA Public Works
             (Dept. of Corrections-State Prison)           5.500      06/01/2019   06/01/2006 1       15,331
------------------------------------------------------------------------------------------------------------
   110,000   CA Public Works (State Universities)          5.500      12/01/2018   12/01/2005 1      112,426
------------------------------------------------------------------------------------------------------------
    30,000   CA Public Works (State Universities)          5.500      06/01/2021   12/01/2004 1       30,374
------------------------------------------------------------------------------------------------------------
   100,000   CA Statewide CDA (Bouquet Canyon)             5.300      07/01/2018   07/01/2010 1      102,592
------------------------------------------------------------------------------------------------------------
    95,000   CA Statewide CDA (CA Odd Fellow Hsg.)         5.375      10/01/2013   10/01/2005 1       96,249
------------------------------------------------------------------------------------------------------------
    25,000   CA Statewide CDA (CA Odd Fellow Hsg.)         5.500      10/01/2023   10/01/2005 1       25,146
------------------------------------------------------------------------------------------------------------
   400,000   CA Statewide CDA (Fairfield Apartments)       6.500      01/01/2016   01/01/2016        401,732
------------------------------------------------------------------------------------------------------------
    40,000   CA Statewide CDA COP
             (Motion Picture & TV Fund)                    5.375      01/01/2020   01/01/2005 1       40,886
------------------------------------------------------------------------------------------------------------
    25,000   CA Statewide CDA COP
             (Salk Institute for Biological Studies)       6.200      07/01/2024   01/01/2005 1       25,587
------------------------------------------------------------------------------------------------------------
   500,000   CA Statewide CDA COP INFLOS                  10.003 5    10/01/2011   03/15/2010 3      615,620
------------------------------------------------------------------------------------------------------------
    35,000   CA Statewide Financing Authority
             Tobacco Settlement (TASC)                     5.625      05/01/2029   07/30/2010 3       29,753
------------------------------------------------------------------------------------------------------------
    25,000   CA Valley Health System COP                   6.875      05/15/2023   01/06/2016 3       21,044
------------------------------------------------------------------------------------------------------------
   295,000   CA Valley Health System, Series A             6.500      05/15/2025   05/15/2008 1      305,700
------------------------------------------------------------------------------------------------------------
    55,000   CA Veterans GO, Series BH                     5.500      12/01/2024   12/01/2005 1       55,287
------------------------------------------------------------------------------------------------------------
   135,000   CA Veterans GO, Series BH                     5.600      12/01/2032   12/01/2005 1      135,323
------------------------------------------------------------------------------------------------------------
    50,000   CA Veterans GO, Series BP                     5.500      12/01/2026   12/01/2004 1       50,020
------------------------------------------------------------------------------------------------------------
    10,000   CA Veterans GO, Series BT                     5.100      12/01/2013   12/01/2006 1       10,129
------------------------------------------------------------------------------------------------------------
   140,000   CA Veterans GO, Series BX                     5.500      12/01/2031   06/01/2007 1      142,411
------------------------------------------------------------------------------------------------------------
    15,000   CA Veterans GO, Series BZ                     5.350      12/01/2021   06/01/2008 1       15,218
------------------------------------------------------------------------------------------------------------
    50,000   CA Water Resource Devel., Series N            5.500      06/01/2011   06/02/2005 1       50,157
------------------------------------------------------------------------------------------------------------
     5,000   Central CA Joint Powers Health Financing
             Authority COP (FCH/CCH/SCH/Fresno
             CH/CALC/SMCH Obligated Group)                 5.500      02/01/2015   02/01/2005 1        5,014
------------------------------------------------------------------------------------------------------------
    15,000   Clayton Redevel. Agency                       5.500      08/01/2024   08/01/2004 1       15,374
------------------------------------------------------------------------------------------------------------
   310,000   Coalinga, CA Regional Medical Center COP      5.000      09/01/2014   09/01/2008 3      300,979


             16 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

                                                                                       EFFECTIVE
 PRINCIPAL                                                                             MATURITY*          VALUE
    AMOUNT                                                    COUPON       MATURITY  (UNAUDITED)     SEE NOTE 1
---------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$   95,000   Contra Costa County Multifamily Hsg.
             (Crescent Park Apartments)                        7.800%    12/20/2014   06/20/2005 1   $   99,939
---------------------------------------------------------------------------------------------------------------
    85,000   Corona Redevel. Agency Tax Allocation             6.250     09/01/2016   09/01/2004 1       87,075
---------------------------------------------------------------------------------------------------------------
    20,000   Culver City Unified School District GO            5.700     08/01/2025   08/01/2007 1       21,455
---------------------------------------------------------------------------------------------------------------
    15,000   El Centro Redevel. Agency                         5.500     11/01/2026   11/01/2008 1       15,696
---------------------------------------------------------------------------------------------------------------
   145,000   Emeryville Public Financing Authority             6.200     09/01/2025   09/01/2006 1      148,992
---------------------------------------------------------------------------------------------------------------
    15,000   Grossmont Union High School District COP          5.750     09/01/2026   09/01/2008 1       17,133
---------------------------------------------------------------------------------------------------------------
    10,000   Indian Wells Redevel. Agency Tax Allocation       5.375     12/01/2022   12/01/2005 1       10,535
---------------------------------------------------------------------------------------------------------------
    75,000   Lancaster Redevel. Agency Tax Allocation
             (Fire Protection)                                 5.750     08/01/2023   08/01/2004 1       77,018
---------------------------------------------------------------------------------------------------------------
   120,000   Loma Linda Hospital
             (Loma Linda University Medical Center)            5.375     12/01/2022   12/01/2004 1      122,266
---------------------------------------------------------------------------------------------------------------
   150,000   Long Beach Harbor Department                      5.375     05/15/2020   05/15/2007 1      155,925
---------------------------------------------------------------------------------------------------------------
    25,000   Los Alamitos Unified School District Special
             Tax (Community Facilities District No. 90-1)      6.400     08/15/2018   08/15/2004 1       25,555
---------------------------------------------------------------------------------------------------------------
    10,000   Los Angeles County Public Works
             Financing Authority                               5.250     12/01/2016   12/01/2004 1       10,223
---------------------------------------------------------------------------------------------------------------
    10,000   Los Angeles Department of Airports
             (Ontario International Airport)                   6.000     05/15/2026   05/15/2006 1       10,618
---------------------------------------------------------------------------------------------------------------
     5,000   Los Angeles Hsg. (Multifamily)                    5.750     01/01/2024   01/01/2006 1        5,064
---------------------------------------------------------------------------------------------------------------
    30,000   Los Angeles Mtg. (Section 8)                      5.350     07/01/2022   01/01/2005 1       30,012
---------------------------------------------------------------------------------------------------------------
   100,000   Los Angeles Regional Airports
             Improvement Corp. (Laxfuel Corp.)                 5.250     01/01/2023   01/01/2012 1      100,575
---------------------------------------------------------------------------------------------------------------
    20,000   Los Angeles Regional Airports
             Improvement Corp. (Laxfuel Corp.)                 6.375     01/01/2024   01/01/2005 1       20,468
---------------------------------------------------------------------------------------------------------------
   210,000   Los Angeles Single Family Mtg.
             (Government National Mortgage Assn.
             & FNMA Mtg. Backed), Series A                     6.875     06/01/2025   12/01/2004 1      210,067
---------------------------------------------------------------------------------------------------------------
    35,000   M-S-R Public Power Agency (San Juan)              6.000     07/01/2022   01/01/2005 1       35,957
---------------------------------------------------------------------------------------------------------------
    15,000   Montclair Redevel. Agency Tax Allocation
             (Redevel. Project Area III)                       5.500     12/01/2027   12/01/2006 1       15,651
---------------------------------------------------------------------------------------------------------------
    10,000   Monterey County COP (Sheriffs Facility)           5.000     12/01/2014   12/01/2005 1       10,129
---------------------------------------------------------------------------------------------------------------
    20,000   Monterey Joint Powers Financing Authority
             (Materials Recovery Facilities)                   5.600     03/01/2012   03/01/2005 1       20,424
---------------------------------------------------------------------------------------------------------------
    50,000   Monterey Joint Powers Financing Authority
             (Materials Recovery Facilities)                   5.600     03/01/2013   03/01/2005 1       51,180
---------------------------------------------------------------------------------------------------------------
    20,000   Monterey Joint Powers Financing Authority
             (Materials Recovery Facilities)                   5.700     03/01/2015   03/01/2005 1       20,569
---------------------------------------------------------------------------------------------------------------
    20,000   Monterey Joint Powers Financing Authority
             (Materials Recovery Facilities)                   5.700     03/01/2016   03/01/2005 1       20,618
---------------------------------------------------------------------------------------------------------------
    55,000   Moreno Valley Special Tax
             (Towngate Community Facilities)                   6.125     12/01/2021   12/01/2004 1       55,771
---------------------------------------------------------------------------------------------------------------
    25,000   Morgan Hill Redevel. Agency
             (LaCrosse Village)                                6.450     12/01/2027   12/01/2005 1       26,124


             17 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                        EFFECTIVE
 PRINCIPAL                                                                              MATURITY*          VALUE
    AMOUNT                                                     COUPON       MATURITY  (UNAUDITED)     SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$   25,000   Norwalk Community Facilities Financing
             Authority, Series B                                7.400%    09/15/2025   09/15/2005 1   $   26,393
----------------------------------------------------------------------------------------------------------------
    50,000   Novato, CA Special Tax Community
             Facilities District No. 1                          7.250     08/01/2021   08/01/2004 1       51,183
----------------------------------------------------------------------------------------------------------------
    50,000   Olivenhain Municipal Water District
             Bond Act 1915                                      5.450     09/02/2027   09/02/2009 1       51,607
----------------------------------------------------------------------------------------------------------------
    90,000   Otay Water District COP                            5.700     09/01/2023   09/01/2004 1       92,049
----------------------------------------------------------------------------------------------------------------
    40,000   Palm Desert Financing Authority Various
             Assessment & Community Facilities Districts        6.000     10/01/2020   10/01/2009 1       40,679
----------------------------------------------------------------------------------------------------------------
    60,000   Palm Springs Financing Authority, Series A         6.400     09/01/2017   09/01/2004 1       61,470
----------------------------------------------------------------------------------------------------------------
    10,000   Palm Springs Financing Authority, Series B         6.700     09/01/2022   09/01/2004 1       10,214
----------------------------------------------------------------------------------------------------------------
    40,000   Palm Springs Unified School District GO            5.300     02/01/2017   02/01/2005 1       41,392
----------------------------------------------------------------------------------------------------------------
    15,000   Paramount Multifamily Hsg.
             (Prince Twin Towers Property)                      5.700     02/20/2033   08/20/2009 1       15,235
----------------------------------------------------------------------------------------------------------------
   125,000   Pittsburg Infrastructure Financing Authority,
             Series B                                           6.000     09/02/2024   09/02/2010 1      126,821
----------------------------------------------------------------------------------------------------------------
    25,000   R.E. Badger Water Facilities Financing
             Authority                                          5.750     10/01/2024   10/01/2007 1       27,100
----------------------------------------------------------------------------------------------------------------
   610,000   Riverside County Public Financing Authority
             Improvement Bond Act of 1915
             (Rancho Village)                                   6.250     09/02/2013   08/12/2010 2      643,288
----------------------------------------------------------------------------------------------------------------
   110,000   Rosemead Redevel. Agency                           5.600     10/01/2033   10/01/2005 1      110,285
----------------------------------------------------------------------------------------------------------------
   750,000   Roseville Woodcreek West Community
             Facility                                           6.700     09/01/2025   09/01/2011 1      784,155
----------------------------------------------------------------------------------------------------------------
    10,000   Sacramento City Financing Authority                6.500     11/01/2004   11/01/2004         10,043
----------------------------------------------------------------------------------------------------------------
    25,000   Sacramento County Airport System, Series A         5.900     07/01/2024   07/01/2006 1       26,816
----------------------------------------------------------------------------------------------------------------
    60,000   Sacramento Improvement Bond Act
             (Willowcreek II)                                   6.700     09/02/2022   09/02/2004 1       61,865
----------------------------------------------------------------------------------------------------------------
   205,000   Sacramento Special Tax
             (Community Facilities District No. 97-1)           6.750     09/01/2027   09/01/2005 1      215,449
----------------------------------------------------------------------------------------------------------------
    85,000   Salinas Redevel. Agency Tax Allocation
             (Central City Revitalization)                      5.500     11/01/2023   11/01/2008 1       90,139
----------------------------------------------------------------------------------------------------------------
    70,000   San Bernardino County COP
             (Medical Center)                                   5.500     08/01/2024   08/01/2006 1       70,679
----------------------------------------------------------------------------------------------------------------
    75,000   San Bernardino Joint Powers Financing
             Authority (California Department of
             Transportation Lease)                              5.500     12/01/2020   12/01/2007 1       75,790
----------------------------------------------------------------------------------------------------------------
    20,000   San Diego County Hsg.
             (Orange Glen Apartments)                           6.150     08/01/2020   08/01/2005 1       20,649
----------------------------------------------------------------------------------------------------------------
    50,000   San Diego Industrial Devel.
             (San Diego Gas & Electric Company)                 5.900     06/01/2018   12/01/2004 1       50,641
----------------------------------------------------------------------------------------------------------------
    15,000   San Diego Industrial Devel.
             (San Diego Gas & Electric Company)                 5.900     09/01/2018   09/01/2005 1       15,289


             18 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

                                                                                      EFFECTIVE
 PRINCIPAL                                                                            MATURITY*          VALUE
    AMOUNT                                                   COUPON       MATURITY  (UNAUDITED)     SEE NOTE 1
--------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$  100,000   San Diego Public Facilities Financing
             Authority                                        5.000%    05/15/2025   05/15/2007 1   $  100,367
--------------------------------------------------------------------------------------------------------------
    25,000   San Diego Public Facilities Financing
             Authority                                        5.250     05/15/2020   05/15/2005 1       25,163
--------------------------------------------------------------------------------------------------------------
    45,000   San Diego Redevel. Agency
             (Tax Allocation-Centre City Redev.)              5.400     09/01/2016   09/01/2004 1       45,392
--------------------------------------------------------------------------------------------------------------
    40,000   San Diego Sewer                                  5.000     05/15/2023   05/15/2005 1       40,393
--------------------------------------------------------------------------------------------------------------
    50,000   San Francisco City & County Airports
             Commission                                       5.500     05/01/2015   05/01/2008 1       53,418
--------------------------------------------------------------------------------------------------------------
    20,000   San Francisco City & County Airports
             Commission                                       5.500     05/01/2026   05/01/2007 1       20,498
--------------------------------------------------------------------------------------------------------------
    50,000   San Francisco City & County Airports
             Commission                                       5.500     05/01/2026   05/01/2007 1       51,245
--------------------------------------------------------------------------------------------------------------
   230,000   San Francisco City & County Airports
             Commission                                       5.625     05/01/2021   05/01/2008 1      244,283
--------------------------------------------------------------------------------------------------------------
    50,000   San Francisco City & County Airports
             Commission                                       5.750     05/01/2020   05/01/2005 1       51,649
--------------------------------------------------------------------------------------------------------------
    20,000   San Francisco City & County Airports
             Commission                                       5.900     05/01/2025   05/01/2005 1       20,685
--------------------------------------------------------------------------------------------------------------
    90,000   San Francisco City & County Redevel.
             Agency                                           6.750     07/01/2025   01/01/2005 1       92,147
--------------------------------------------------------------------------------------------------------------
    10,000   San Francisco City & County Redevel.
             Agency (FHA Insured-Section 8)                   6.850     07/01/2024   01/01/2005 1       10,023
--------------------------------------------------------------------------------------------------------------
    40,000   San Francisco City & County Redevel.
             Agency (South Beach)                             5.700     03/01/2029   03/01/2006 1       40,422
--------------------------------------------------------------------------------------------------------------
   100,000   San Gabriel Valley Schools Financing
             Authority (Pomona Unified School District)       5.875     02/01/2021   02/01/2006 1      102,499
--------------------------------------------------------------------------------------------------------------
    50,000   San Jacinto Redevel. Agency                      6.250     12/01/2023   12/01/2005 1       50,694
--------------------------------------------------------------------------------------------------------------
    45,000   San Jose Finance Authority, Series B             5.625     11/15/2018   11/15/2004 1       45,439
--------------------------------------------------------------------------------------------------------------
    10,000   San Jose Redevel. Agency Tax Allocation          5.000     08/01/2020   02/01/2006 1       10,078
--------------------------------------------------------------------------------------------------------------
     5,000   San Jose-Santa Clara Water Financing
             Authority                                        5.375     11/15/2020   11/15/2005 1        5,217
--------------------------------------------------------------------------------------------------------------
    25,000   San Pablo Redevel. Agency
             (Tax Allocation-Merged Project Area)             5.250     12/01/2023   12/01/2006 1       25,706
--------------------------------------------------------------------------------------------------------------
 1,000,000   Santaluz Special Tax Community
             Facilities District No. 2                        6.375     09/01/2030   09/01/2007 1    1,011,340
--------------------------------------------------------------------------------------------------------------
   200,000   South Tahoe Joint Powers Financing
             Authority                                        6.000     10/01/2028   10/01/2005 1      206,828
--------------------------------------------------------------------------------------------------------------
     5,000   Southern CA Home Financing Authority             7.625     10/01/2022   04/01/2005 1        5,003
--------------------------------------------------------------------------------------------------------------
   200,000   Southern CA Public Power Authority               5.500     07/01/2020   01/01/2005 1      200,648
--------------------------------------------------------------------------------------------------------------
    70,000   Southern CA Public Power Authority               5.500     07/01/2020   01/01/2005 1       70,172
--------------------------------------------------------------------------------------------------------------
     5,000   Southern CA Public Power Authority               5.500     07/01/2020   01/01/2005 1        5,004
--------------------------------------------------------------------------------------------------------------
    85,000   Southern CA Public Power Authority               6.000     07/01/2018   01/01/2005 1       86,782
--------------------------------------------------------------------------------------------------------------
   250,000   Southern CA Public Power Authority               7.000     07/01/2009   01/01/2005 1      255,075


             19 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                      EFFECTIVE
 PRINCIPAL                                                                            MATURITY*          VALUE
    AMOUNT                                                   COUPON       MATURITY  (UNAUDITED)     SEE NOTE 1
---------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$  750,000   Tejon Ranch Public Facilities Finance
             Authority Special Tax (Community Facilities
             District No. 1)                                  7.200%    09/01/2030   09/01/2004 1  $   772,860
---------------------------------------------------------------------------------------------------------------
    50,000   Tracy Community Facilities District Special
             Tax (Plan C Properties)                          5.700     08/01/2023   08/02/2010 1       50,560
---------------------------------------------------------------------------------------------------------------
    30,000   Tracy COP
             (Community Park & Civic Center)                  6.625     03/01/2018   09/01/2004 1       30,045
---------------------------------------------------------------------------------------------------------------
    20,000   Tri-City Hospital District                       6.000     02/01/2022   02/01/2005 1       20,245
---------------------------------------------------------------------------------------------------------------
    25,000   Turlock Health Facilities COP
             (Emanuel Medical Center)                         5.625     10/15/2013   10/15/2005 1       25,274
---------------------------------------------------------------------------------------------------------------
   125,000   Washington Township Hospital District            5.500     07/01/2018   07/01/2005 1      125,991
                                                                                                   ------------
                                                                                                    19,148,450
---------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--7.6%
    80,000   Puerto Rico Electric Power Authority,
             Series X                                         5.500     07/01/2025   07/01/2005 1       81,894
---------------------------------------------------------------------------------------------------------------
   130,000   Puerto Rico HBFA                                 6.250     04/01/2029   04/01/2006 1      133,528
---------------------------------------------------------------------------------------------------------------
     5,000   Puerto Rico HFC                                  7.300     10/01/2006   10/01/2004 1        5,016
---------------------------------------------------------------------------------------------------------------
     5,000   Puerto Rico HFC                                  7.500     10/01/2015   10/01/2004 1        5,008
---------------------------------------------------------------------------------------------------------------
   200,000   Puerto Rico Highway &
             Transportation Authority                         5.000     07/01/2022   07/01/2005 1      200,366
---------------------------------------------------------------------------------------------------------------
    40,000   Puerto Rico Port Authority, Series D             6.000     07/01/2021   01/01/2005 1       40,468
---------------------------------------------------------------------------------------------------------------
   570,000   Puerto Rico Port Authority, Series D             7.000     07/01/2014   01/01/2005 1      582,369
---------------------------------------------------------------------------------------------------------------
   125,000   University of Puerto Rico, Series O              5.375     06/01/2030   06/01/2006 1      128,620
---------------------------------------------------------------------------------------------------------------
    50,000   V.I. Public Finance Authority, Series A          5.500     10/01/2022   10/01/2010 1       50,835
                                                                                                   ------------
                                                                                                     1,228,104

---------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $20,534,667)--125.7%                                              20,376,554
---------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(25.7)                                                       (4,161,168)
                                                                                                   ------------
NET ASSETS--100.0%                                                                                 $16,215,386
                                                                                                   ============

FOOTNOTES TO STATEMENT OF INVESTMENTS

*Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

      1. Optional call date; corresponds to the most conservative yield calculation.

      2. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

      3. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

      4. Represents a zero coupon bond.

      5. Represents the current interest rate for a variable rate bond known as an "inverse floater." See Note 1 of Notes to Financial Statements.


             20 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ABAG    Association of Bay Area Governments         GO      General Obligation
CALC    Community Alzheimer's Living Center         HBFA    Housing Bank and Finance Agency
CCH     Clovis Community Hospital                   HFA     Housing Finance Agency/Authority
CDA     Communities Development Authority           HFC     Housing Finance Corp.
CH      Convalescent Hospital                       INFLOS  Inverse Floating Rate Securities
COP     Certificates of Participation               SCH     Sierra Community Hospital
FCH     Fresno Community Hospital                   SMCH    Sierra Meadows Convalescent Hospital
FHA     Federal Housing Agency                      TASC    Tobacco Settlement Asset-Backed Bonds
FNMA    Federal National Mortgage Association       V.I.    United States Virgin Islands

--------------------------------------------------------------------------------
SUMMARY OF RATINGS  July 31, 2004 / Unaudited
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY RATING CATEGORY, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

RATING                                                                  PERCENT
--------------------------------------------------------------------------------
AAA                                                                       29.4%
AA                                                                         3.9
A                                                                         11.2
BBB                                                                       53.4
B                                                                          0.1
Not Rated                                                                  2.0
                                                                         -------
Total                                                                    100.0%
                                                                         =======

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


             21 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES  July 31, 2004
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------
Investments, at value (cost $20,534,667)--see accompanying statement of investments   $ 20,376,554
---------------------------------------------------------------------------------------------------
Cash                                                                                       388,560
---------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                   312,775
Investments sold                                                                           101,585
Shares of beneficial interest sold                                                          72,389
Other                                                                                        1,890
                                                                                      -------------
Total assets                                                                            21,253,753

---------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------
Payables and other liabilities:
Notes payable to bank (interest rate 2.1200% at July 31, 2004)                           4,600,000
Investments purchased                                                                      402,239
Shareholder communications                                                                  10,188
Dividends                                                                                    7,111
Distribution and service plan fees                                                           1,424
Transfer and shareholder servicing agent fees                                                  315
Trustees' compensation                                                                          99
Shares of beneficial interest redeemed                                                          16
Other                                                                                       16,975
                                                                                      -------------
Total liabilities                                                                        5,038,367

---------------------------------------------------------------------------------------------------
NET ASSETS                                                                            $ 16,215,386
                                                                                      =============

---------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                            $      4,909
---------------------------------------------------------------------------------------------------
Additional paid-in capital                                                              16,344,100
---------------------------------------------------------------------------------------------------
Accumulated net investment income                                                           43,823
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                               (19,333)
---------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments                                                (158,113)
                                                                                      -------------
NET ASSETS                                                                            $ 16,215,386
                                                                                      =============


             22 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

-------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $11,626,564 and
3,521,082 shares of beneficial interest outstanding)                                              $3.30
Maximum offering price per share (net asset value plus sales charge of 3.50% of offering price)   $3.42
-------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $509,509 and 151,606 shares of
beneficial interest outstanding)                                                                  $3.36
-------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $4,079,313 and 1,236,382 shares of
beneficial interest outstanding)                                                                  $3.30

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            23 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF OPERATIONS  For the Period Ended July 31, 2004 1
------------------------------------------------------------------------------

------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------

Interest                                                            $ 263,745
------------------------------------------------------------------------------
EXPENSES
------------------------------------------------------------------------------
Management fees                                                        22,923
------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                 1,467
Class B                                                                 1,006
Class C                                                                 8,617
------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                   607
Class B                                                                   119
Class C                                                                    78
------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                 7,901
Class B                                                                   380
Class C                                                                 1,946
------------------------------------------------------------------------------
Legal, auditing and other professional fees                            23,400
------------------------------------------------------------------------------
Interest expense                                                       23,561
------------------------------------------------------------------------------
Trustees' compensation                                                  3,999
------------------------------------------------------------------------------
Custodian fees and expenses                                             1,562
------------------------------------------------------------------------------
Other                                                                   2,043
                                                                    ----------
Total expenses                                                         99,609
Less reduction to custodian expenses                                     (562)
Less payments and waivers of expenses                                 (55,576)
                                                                    ----------
Net expenses                                                           43,471

------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                 220,274

------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS
------------------------------------------------------------------------------
Net realized loss on investments                                      (19,333)
------------------------------------------------------------------------------
Net change in unrealized depreciation on investments                 (158,113)

------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $  42,828
                                                                    ==========

1. For the period from February 25, 2004 (commencement of operations) to July 31, 2004.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


             24 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

PERIOD ENDED JULY 31,                                                               2004 1
--------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------
Net investment income                                                         $    220,274
--------------------------------------------------------------------------------------------
Net realized loss                                                                  (19,333)
--------------------------------------------------------------------------------------------
Net change in unrealized depreciation                                             (158,113)
                                                                              --------------
Net increase in net assets resulting from operations                                42,828

--------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                           (147,367)
Class B                                                                             (4,128)
Class C                                                                            (27,988)

--------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                         11,680,834
Class B                                                                            509,182
Class C                                                                          4,060,025

--------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------
Total increase                                                                  16,113,386
--------------------------------------------------------------------------------------------
Beginning of period                                                                102,000 2
                                                                              --------------
End of period (including accumulated net investment income of $43,823)        $ 16,215,386
                                                                              ==============

1. For the period from February 25, 2004 (commencement of operations) to July 31, 2004.

2. Reflects the value of the Manager's initial seed money investment on February 9, 2004.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


             25 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF CASH FLOWS  For the Period Ended July 31, 2004 1
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
------------------------------------------------------------------------------------
Net increase in net assets from operations                            $     42,828
------------------------------------------------------------------------------------
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities                                      (22,273,677)
Proceeds from disposition of investment securities                       1,626,145
Premium amortization                                                        95,185
Discount accretion                                                          (1,653)
Net realized loss on investments                                            19,333
Net change in unrealized depreciation on investments                       158,113
Increase in interest receivable                                           (312,775)
Increase in receivable for securities sold                                (101,585)
Increase in other assets                                                    (1,890)
Increase in payable for securities purchased                               402,239
Increase in accrued expenses                                                29,001
                                                                      --------------
Net cash used in operating activities                                  (20,318,736)

------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
------------------------------------------------------------------------------------
Proceeds from bank borrowing                                            16,300,000
Payments on bank borrowing                                             (11,700,000)
Proceeds from shares sold                                               16,974,563
Payment on shares redeemed                                                (829,524)
Cash distributions paid                                                   (139,743)
                                                                      --------------
Net cash provided by financing activities                               20,605,296
------------------------------------------------------------------------------------
Net increase in cash                                                       286,560
------------------------------------------------------------------------------------
Cash, beginning balance                                                    102,000 2
                                                                      --------------
Cash, ending balance                                                  $    388,560
                                                                      ==============

1. For the period from February 25, 2004 (commencement of operations) to July 31, 2004.

2. Reflects the value of the Manager's initial seed money investment on February 9, 2004.

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $32,629.

Cash paid for interest on bank borrowings--$23,000.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            26 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

PERIOD ENDED JULY 31, 2004 1                        CLASS A     CLASS B     CLASS C
------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------
Net asset value, beginning of period                $  3.35     $  3.35     $  3.35
------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .07         .05         .05
Net realized and unrealized gain (loss)                (.06)         -- 2      (.06)
                                                    --------------------------------
Total from investment operations                        .01         .05        (.01)
------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.06)       (.04)       (.04)
------------------------------------------------------------------------------------
Net asset value, end of period                      $  3.30     $  3.36     $  3.30
                                                    ================================

------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                     0.21%       1.60%      -0.16%
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $11,627     $   510     $ 4,079
------------------------------------------------------------------------------------
Average net assets (in thousands)                   $ 8,381     $   297     $ 2,044
------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                  4.99%       3.96%       3.92%
Total expenses                                         1.92%       2.86%       2.93%
Expenses after payments and waivers and reduction
to custodian expenses                                  0.76%       1.55%       1.55%
------------------------------------------------------------------------------------
Portfolio turnover rate                                   2%          2%          2%

1. For the period from February 25, 2004 (commencement of operations) to July 31, 2004.

2. Less than $0.005 per share.

3. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total return. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


             27 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Limited Term California Municipal Fund (the Fund) is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek as high a level of income exempt from federal income tax and California individual income taxes as is consistent with its investment policies and prudent investment management. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B and Class C shares. As of July 31, 2004, 2,165,214 shares of Class A, 299 shares of Class B and 299 shares of Class C were owned by the Manager and its affiliates, which represents 61.5%, 0.20% and 0.02%, respectively, of the Fund's total shares outstanding of each class. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with


             28 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund intends to invest no more than 20% of its total assets in inverse floaters. Inverse floaters amounted to $615,620 as of July 31, 2004. Including the effect of leverage, inverse floaters represent 2.63% of the Fund's total assets as of July 31, 2004.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.


                                                                NET UNREALIZED
                                                                  DEPRECIATION
                                                              BASED ON COST OF
                                                                SECURITIES AND
UNDISTRIBUTED          UNDISTRIBUTED     ACCUMULATED         OTHER INVESTMENTS
NET INVESTMENT             LONG-TERM            LOSS        FOR FEDERAL INCOME
INCOME                          GAIN  CARRYFORWARD 1              TAX PURPOSES
------------------------------------------------------------------------------
$50,934                          $--         $19,333                  $158,113

1. As of July 31, 2004, the Fund had $19,333 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2013.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends


             29 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for July 31, 2004. Net assets of the Fund were unaffected by the reclassications.

                        INCREASE TO
REDUCTION TO            ACCUMULATED NET
PAID-IN CAPITAL         INVESTMENT INCOME
-----------------------------------------
$3,032                  $3,032

The tax character of distributions paid during the period ended July 31, 2004 was as follows:

                                               PERIOD ENDED
                                              JULY 31, 2004 1
         ----------------------------------------------------
         Distributions paid from:
         Exempt-interest dividends               $179,483

1. For the period from February 25, 2004 (commencement of operations) to July 31, 2004.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

         Federal tax cost of securities          $20,534,667
                                                 ===========
         Gross unrealized appreciation           $    79,333
         Gross unrealized depreciation              (237,446)
                                                 -----------
         Net unrealized depreciation             $  (158,113)
                                                 ===========

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of


             30 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                                 PERIOD ENDED JULY 31, 2004 1,2
                                                    SHARES               AMOUNT
--------------------------------------------------------------------------------
CLASS A
Sold                                             3,598,439         $ 12,034,579
Dividends and/or
distributions reinvested                             3,629               11,929
Redeemed                                          (110,836)            (365,674)
                                                 -------------------------------
Net increase                                     3,491,232         $ 11,680,834
                                                 ===============================

--------------------------------------------------------------------------------
CLASS B
Sold                                               288,947         $    970,279
Dividends and/or
distributions reinvested                               829                2,769
Redeemed                                          (138,468)            (463,866)
                                                 -------------------------------
Net increase                                       151,308         $    509,182
                                                 ===============================

--------------------------------------------------------------------------------
CLASS C
Sold                                             1,230,617         $  4,042,094
Dividends and/or
distributions reinvested                             5,467               17,931
Redeemed                                                --                   --
                                                 -------------------------------
Net increase                                     1,236,084         $  4,060,025
                                                 ===============================

1. For the period from February 25, 2004 (commencement of operations) to July 31, 2004.

2. The Fund sold 29,850 shares of Class A and 298 shares each of Class B and Class C to the Manager upon seeding of the Fund on February 9, 2004.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and securities subject to call within 365 days from date of purchase, for the period ended July 31, 2004, were $12,498,820 and $164,342, respectively.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.50% of the first $100 million of average daily net assets, 0.45% of the next $150 million of average daily net assets, 0.40% of the next $1,750 million of average daily net assets, and 0.39% of average daily net assets in excess of $2 billion.




             31 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the period ended July 31, 2004, the Fund paid $489 to OFS for services to the Fund.

--------------------------------------------------------------------------------
OFFERING AND ORGANIZATIONAL COSTS. The Manager paid all offering and organizational costs associated with the registration, seeding and initial offering of the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at July 31, 2004 for Class B and Class C shares were $9,038 and $39,073, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.


             32 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

                                      CLASS A         CLASS B         CLASS C
                      CLASS A       CONTINGENT      CONTINGENT      CONTINGENT
                    FRONT-END         DEFERRED        DEFERRED        DEFERRED
                SALES CHARGES    SALES CHARGES   SALES CHARGES   SALES CHARGES
                  RETAINED BY      RETAINED BY     RETAINED BY     RETAINED BY
PERIOD ENDED      DISTRIBUTOR      DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
--------------------------------------------------------------------------------
July 31, 2004          $7,368           $1,503             $--             $--

--------------------------------------------------------------------------------
PAYMENTS AND WAIVERS OF EXPENSES. The Manager has voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that "Total Annual Fund Operating Expenses" will not exceed 0.80% for Class A shares and 1.55% for Class B, and Class C shares, respectively. During the period ended July 31, 2004, the Manager waived management fees and/or reimbursed fees of the Fund in the amounts of $41,740, $1,676 and $12,160 for Class A, Class B and Class C shares, respectively. The voluntary waivers described above may be amended or withdrawn at any time.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. BANK BORROWINGS

The Fund may borrow up to one third of its total assets from a bank to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement which enables it to participate with certain other Oppenheimer funds in a committed, unsecured line of credit with a bank, which permits borrowings up to $540 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.75%. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum.

      The Fund had borrowings outstanding of $4,600,000 at July 31, 2004 at an interest rate of 2.12%. For the period ended July 31, 2004, the average monthly loan balance was $2,484,032 at an average daily interest rate of 1.842%. The Fund had gross borrowings and gross loan repayments of $16,300,000 and $11,700,000, respectively, during the period ended July 31, 2004. The maximum amount of borrowings outstanding at any month-end was $4,600,000. The Fund paid commitment fees of $20 and interest of $23,000 during the period ended July 31, 2004.

             33 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
6. SUBSEQUENT EVENTS - LITIGATION

Three complaints have been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, "OppenheimerFunds"), as well as 51 of the Oppenheimer funds (collectively, the "Funds") excluding this Fund, and nine directors/trustees of certain of the Funds (collectively, the "Directors/Trustees"). The complaints allege that the Manager charged excessive fees for distribution and other costs, improperly used assets of the Funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the Funds, and failed to properly disclose the use of Fund assets to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. The complaints further allege that by permitting and/or participating in those actions, the Directors/Trustees breached their fiduciary duties to Fund shareholders under the Investment Company Act of 1940 and at common law.

OppenheimerFunds believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them, the Funds or the Directors/Trustees and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. However, OppenheimerFunds, the Funds and the Directors/Trustees believe that the allegations contained in the complaints are without merit and intend to defend these lawsuits vigorously.

             34 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

We have audited the accompanying statement of assets and liabilities of Oppenheimer Limited Term California Municipal Fund (the "Fund"), including the statement of investments, as of July 31, 2004, and the related statements of operations, cash flows and changes in net assets and the financial highlights for the period from February 25, 2004 (commencement of operations) to July 31, 2004. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

      We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Limited Term California Municipal Fund at July 31, 2004, the results of its operations, its cash flows, the changes in its net assets and the financial highlights for the period from February 25, 2004 to July 31, 2004 in conformity with U.S. generally accepted accounting principles.


                                                           /s/ ERNST & YOUNG LLP

New York, New York
August 30, 2004


             35 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2005, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2004. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      None of the dividends paid by the Fund during the period ended July 31, 2004 are eligible for the corporate dividend-received deduction. The dividends were derived from interest on municipal bonds and are not subject to federal income taxes. To the extent a shareholder is subject to any state or local tax laws, some or all of the dividends received may be taxable.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied and the SEC's Public Reference Room in Washington D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


             36 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD
FUND, LENGTH OF SERVICE, AGE       BY TRUSTEE; NUMBER OF PORTFOLIOS IN FUND COMPLEX CURRENTLY OVERSEEN BY TRUSTEE
INDEPENDENT                        THE ADDRESS OF EACH TRUSTEE AND INTERESTED TRUSTEE IN THE CHARTS BELOW IS 6803 S.
TRUSTEES                           TUCSON WAY, CENTENNIAL, CO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM,
                                   UNTIL HIS OR HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

RONALD J. ABDOW,                   Chairman (since 1959) of Abdow Corporation (operator of restaurants); Trustee
Trustee (since 2004)               of the following real estate businesses (owners and operators of restaurants):
Age: 72                            G&R Realty Co. (since 1978), G&R Trust Co. (since 1973), Abdow Partnership
                                   (since 1975), Auburn Associates (since 1983) and Hazard Associates (since 1985);
                                   Trustee of MML Series Investment Fund (since 1993) and of MassMutual
                                   Institutional Funds (MMIF) (since 1994) (open-end investment companies);
                                   Trustee (since 1987) of Bay State Health System (health services); Chairman
                                   (since 1996) of Western Mass Development Corp. (non-profit land development);
                                   Chairman (since 1991) of American International College (non-profit college). Oversees 10 portfolios in the OppenheimerFunds complex.

JOSEPH M. WIKLER,                  Self-employed as an investment consultant; a director (since 1996) of Lakes
Trustee (since 2004)               Environmental Association, and Medintec (since 1992) and Cathco (since 1995)
Age: 63                            (medical device companies); a member of the investment committee of the
                                   Associated Jewish Charities of Baltimore (since 1994); formerly a director of
                                   Fortis/Hartford mutual funds (1994 - December 2001). Oversees 10 portfolios in the OppenheimerFunds complex.

PETER I. WOLD,                     President of Wold Properties, Inc. (an oil and gas exploration and production
Trustee (since 2004)               company); Vice President, Secretary and Treasurer of Wold Trona Company, Inc.
Age: 56                            (soda ash processing and production); Vice President of Wold Talc Company,
                                   Inc. (talc mining); Managing Member, Hole-in-the-Wall Ranch (cattle ranching);
                                   formerly Director and Chairman of the Board, Denver Branch of the Federal
                                   Reserve Bank of Kansas City (1993 - 1999) and Director of PacifiCorp. (1995 -
                                   1999), an electric utility. Oversees 10 portfolios in the OppenheimerFunds complex.

----------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE

EUSTIS WALCOTT,                    Principal with Ardsley Associates (since 2000) (consulting firm); Director (since
Trustee (since 2004)               October 2000) of Cornerstone Real Estate Advisors (real estate equity investment
Age: 66                            management services) and MML Investors Services (individual retirement, insurance, investment, and life event planning products and services company)
                                   (both affiliates of the Manager; Trustee of OFI Trust Company (since 2001) (also an affiliate of the Manager). Formerly Trustee of the American International
                                   College (1995 - December 2003); Senior Vice President, MassMutual Financial
                                   Group (May 1990 - July 2000). Oversees 10 portfolios in the OppenheimerFunds complex.


             37 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                 THE ADDRESS OF MR. MURPHY IN THE CHART BELOW IS TWO WORLD FINANCIAL CENTER, 225
AND OFFICER                        LIBERTY STREET, NEW YORK, NY 10281-1008. MR. MURPHY SERVES FOR AN INDEFINITE TERM,
                                   UNTIL HIS RESIGNATION, DEATH OR REMOVAL.

JOHN V. MURPHY,                    Chairman, Chief Executive Officer and director (since June 2001) and President
President, Trustee and             (since September 2000) of the Manager; President and a director or trustee
Chairman of the Board,             of other Oppenheimer funds; President and a director (since July 2001) of
Trustee (since 2004)               Oppenheimer Acquisition Corp. (the Manager's parent holding company) and
Age: 55                            of Oppenheimer Partnership Holdings, Inc. (a holding company subsidiary of the
                                   Manager); a director (since November 2001) of OppenheimerFunds Distributor,
                                   Inc. (a subsidiary of the Manager); Chairman and a director (since July 2001)
                                   of Shareholder Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager); President and a director (since July 2001)
                                   of OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc., Centennial Asset
                                   Management Corporation, Trinity Investment Management Corporation and
                                   Tremont Capital Management, Inc. (since November 2001), HarbourView Asset
                                   Management Corporation and OFI Private Investments, Inc. (since July 2001);
                                   President (since November 1, 2001) and a director (since July 2001) of
                                   Oppenheimer Real Asset Management, Inc.; Executive Vice President (since
                                   February 1997) of Massachusetts Mutual Life Insurance Company (the
                                   Manager's parent company); a director (since June 1995) of DLB Acquisition
                                   Corporation (a holding company that owns the shares of Babson Capital
                                   Management LLC); a member of the Investment Company Institute's Board of
                                   Governors (elected to serve from October 3, 2003 through September 30, 2006).
                                   Formerly, Chief Operating Officer (September 2000-June 2001) of the Manager;
                                   President and trustee (November 1999-November 2001) of MML Series
                                   Investment Fund and MassMutual Institutional Funds (open-end investment companies); a director (September 1999-August 2000) of C.M. Life Insurance
                                   Company; President, Chief Executive Officer and director (September 1999-
                                   August 2000) of MML Bay State Life Insurance Company; a director (June
                                   1989-June 1998) of Emerald Isle Bancorp and Hibernia Savings Bank (a wholly-
                                   owned subsidiary of Emerald Isle Bancorp). Oversees 73 portfolios as Trustee/
                                   Director and 10 portfolios as Officer in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------------------------------------------
OFFICERS                           THE ADDRESS OF THE OFFICERS IN THE CHART BELOW IS AS FOLLOWS: FOR MR. ZACK, TWO WORLD
                                   FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW YORK, NY 10281-1008, FOR MR.
                                   WIXTED AND MARK VANDEHEY, 6803 S. TUCSON WAY, CENTENNIAL, CO 80112-3924, AND
                                   FOR MR. FIELDING, 350 LINDEN OAKS, ROCHESTER, NY 14625. EACH OFFICER SERVES FOR AN
                                   ANNUAL TERM OR UNTIL HIS OR HER EARLIER RESIGNATION, DEATH OR REMOVAL.

RONALD H. FIELDING,                Senior Vice President of the Manager since January 1996; Chairman of the
Vice President (since 2004)        Rochester Division of the Manager since January 1996; an officer of 10 portfolios
Age: 55                            in the OppenheimerFunds complex.


             38 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

BRIAN W. WIXTED,                   Senior Vice President and Treasurer (since March 1999) of the Manager;
Treasurer, Principal Financial     Treasurer of HarbourView Asset Management Corporation, Shareholder Financial
and Accounting Officer             Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management
(since 2003)                       Corporation, and Oppenheimer Partnership Holdings, Inc. (since March 1999),
Age: 44                            of OFI Private Investments, Inc. (since March 2000), of OppenheimerFunds
                                   International Ltd. and OppenheimerFunds plc (since May 2000), of OFI Institutional
                                   Asset Management, Inc. (since November 2000), and of OppenheimerFunds
                                   Legacy Program (a Colorado non-profit corporation) (since June 2003); Treasurer and Chief Financial Officer (since May 2000) of OFI Trust Company (a trust company subsidiary of the Manager); Assistant Treasurer (since March 1999) of
                                   Oppenheimer Acquisition Corp. Formerly Assistant Treasurer of Centennial Asset
                                   Management Corporation (March 1999-October 2003) and OppenheimerFunds
                                   Legacy Program (April 2000-June 2003); Principal and Chief Operating Officer
                                   (March 1995-March 1999) at Bankers Trust Company-Mutual Fund Services
                                   Division. An officer of 83 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                    Executive Vice President (since January 2004) and General Counsel (since
Secretary (since 2003)             February 2002) of the Manager; General Counsel and a director (since November
Age: 56                            2001) of the Distributor; General Counsel (since November 2001) of Centennial
                                   Asset Management Corporation; Senior Vice President and General Counsel
                                   (since November 2001) of HarbourView Asset Management Corporation;
                                   Secretary and General Counsel (since November 2001) of Oppenheimer
                                   Acquisition Corp.; Assistant Secretary and a director (since October 1997) of
                                   OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President
                                   and a director (since November 2001) of Oppenheimer Partnership Holdings,
                                   Inc.; a director (since November 2001) of Oppenheimer Real Asset Management,
                                   Inc.; Senior Vice President, General Counsel and a director (since November 2001)
                                   of Shareholder Financial Services, Inc., Shareholder Services, Inc., OFI Private
                                   Investments, Inc. and OFI Trust Company; Vice President (since November 2001)
                                   of OppenheimerFunds Legacy Program; Senior Vice President and General
                                   Counsel (since November 2001) of OFI Institutional Asset Management, Inc.; a
                                   director (since June 2003) of OppenheimerFunds (Asia) Limited. Formerly Senior
                                   Vice President (May 1985-December 2003), Acting General Counsel (November
                                   2001-February 2002) and Associate General Counsel (May 1981-October 2001)
                                   of the Manager; Assistant Secretary of Shareholder Services, Inc. (May 1985-
                                   November 2001), Shareholder Financial Services, Inc. (November 1989-November
                                   2001); and OppenheimerFunds International Ltd. (October 1997-November
                                   2001). An officer of 83 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST.


             39 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND


ITEM 2.  CODE OF ETHICS

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         The Board of Trustees of the registrant has determined that Joseph M. Wikler, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Wikler as the Audit Committee's financial expert. Mr. Wikler is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         (a)  Audit Fees

              The principal accountant for the audit of the registrant's annual financial statements was engaged to provide $22,250 in fiscal 2004. This section is not applicable to fiscal 2003 as the registrant commenced operations in February 2004.

         (b)  Audit-Related Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last fiscal year. This section is not applicable to fiscal 2003 as the registrant commenced operations in February 2004.

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last fiscal year to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant. This section is not applicable to fiscal 2003 as the registrant commenced operations in February 2004.

              Such fees would include, among others: due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews and consultation concerning financial accounting and reporting standards.

         (c)  Tax Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last fiscal year. This section is not applicable to fiscal 2003 as the registrant commenced operations in February 2004.

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last fiscal year to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant. This section is not applicable to fiscal 2003 as the registrant commenced operations in February 2004.

              Such fees would include, among others: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

         (d)  All Other Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last fiscal year. This section is not applicable to fiscal 2003 as the registrant commenced operations in February 2004.

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last fiscal year to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant. This section is not applicable to fiscal 2003 as the registrant commenced operations in February 2004.

              Such fees would include services provided to the registrant's Board of Trustees with respect to analysis of the registrant's expenses and consultations with management with respect to its due diligence review process surrounding investments.

         (e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

              The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

              Pre-approval of non-audit services is waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

              (2) 100%

         (f)  Not applicable as less than 50%.

         (g) The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last fiscal year to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934. This section is not applicable to fiscal 2003 as the registrant commenced operations in February 2004.

         (h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
              (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.

ITEM 5.  NOT APPLICABLE

ITEM 6.  SCHEDULE OF INVESTMENTS

         Not applicable

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         The Board is responsible for approving nominees for election as trustees. To assist in this task, the Board has designated the Audit Committee as the nominating committee for the Board. It reviews and recommends nominees to the Board. The Committee is comprised entirely of disinterested trustees as defined in Section 2(a)(19) of the Investment Company Act of 1940.

         The Audit Committee charter describes the responsibilities of the Committee in nominating candidates for election as independent Trustees of the Registrant. The Registrant's Board has adopted a written charter for the Committee. A current copy of the Audit Committee charter is available to shareholders on the OppenheimerFunds website at WWW.OPPENHEIMERFUNDS.COM.

         Under the current policy, if the Board determines that a vacancy exists or is likely to exist on the Board, the Audit Committee of the Board will consider candidates for Board membership including recommended by Registrant shareholders. The Audit Committee will consider nominees recommended by independent Board members or recommended by any other Board members including Board members affiliated with the Registrant's investment advisors. The Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Audit Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., 6803 South Tucson Way, Centennial, CO 80112, to the attention of the Board of Trustees of the named Registrant, c/o the Secretary of the Registrant.

         The Committee's process for identifying and evaluating nominees for trustees includes a number of factors. In screening candidates for board membership, whether the candidate is suggested by Board members, shareholders or others, the Committee considers the candidate's professional experience, soundness of judgment, integrity, ability to make independent, analytical inquiries, collegiality, willingness and ability to devote the time required to perform Board activities adequately, ability to represent the interests of all shareholders of the Registrant, and diversity relative to the board's composition. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

ITEM 10.  CONTROLS AND PROCEDURES

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of July 31, 2004,
              registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

         (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

         (a) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

         (b)  EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)